Taxation - Deferred tax assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018
Taxation
Amount credited/(expensed) in income statement	€ (434)	€ 1,897	€ (3,814)
Gross deferred tax asset	35,687	33,653
Gross deferred tax liability	(3,026)	(2,153)
Less amounts unrecognised	(8,386)	(5,944)
Net recognised deferred tax (liability)/asset	24,275	25,556
Deferred tax assets and liabilities
Deferred tax assets	24,753	26,200		€ 25,551
Deferred tax liabilities	(478)	(644)		€ (785)
Net deferred tax assets	24,275	25,556
Accelerated tax depreciation
Taxation
Amount credited/(expensed) in income statement	350	103
Gross deferred tax asset	1,495	1,289
Gross deferred tax liability	(1,202)	(1,342)
Less amounts unrecognised	8	(33)
Net recognised deferred tax (liability)/asset	301	(86)
Deferred tax assets and liabilities
Net deferred tax assets	301	(86)
Intangible assets
Taxation
Amount credited/(expensed) in income statement	38	225
Gross deferred tax asset	406	193
Gross deferred tax liability	(754)	(571)
Less amounts unrecognised	15	16
Net recognised deferred tax (liability)/asset	(333)	(362)
Deferred tax assets and liabilities
Net deferred tax assets	(333)	(362)
Tax losses
Taxation
Amount credited/(expensed) in income statement	(814)	1,666
Gross deferred tax asset	32,397	30,953
Less amounts unrecognised	(8,175)	(5,904)
Net recognised deferred tax (liability)/asset	24,222	25,049
Deferred tax assets and liabilities
Net deferred tax assets	24,222	25,049
Deferred tax on overseas earnings
Taxation
Amount credited/(expensed) in income statement	104	(24)
Gross deferred tax liability		(108)
Net recognised deferred tax (liability)/asset		(108)
Deferred tax assets and liabilities
Net deferred tax assets		(108)
Temporary differences relating to revenue recognition
Taxation
Amount credited/(expensed) in income statement	62
Gross deferred tax liability	(766)
Net recognised deferred tax (liability)/asset	(766)
Deferred tax assets and liabilities
Net deferred tax assets	(766)
Other temporary differences
Taxation
Amount credited/(expensed) in income statement	(174)	(73)
Gross deferred tax asset	1,389	1,218
Gross deferred tax liability	(304)	(132)
Less amounts unrecognised	(234)	(23)
Net recognised deferred tax (liability)/asset	851	1,063
Deferred tax assets and liabilities
Net deferred tax assets	€ 851	€ 1,063